Operating Segments - Revenue and Non-current Assets by Geographic Area (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	₩ 73,459,408	₩ 77,056,549	₩ 85,003,616
Non-current assets	46,577,548	41,537,326
Domestic [member]
Disclosure of geographical areas [line items]
Non-current assets	33,512,812	31,585,233
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets	131,086	132,229
China [member]
Disclosure of geographical areas [line items]
Non-current assets	1,140,136	1,222,358
Indonesia [Member]
Disclosure of geographical areas [line items]
Non-current assets	3,036,954	2,859,375
Asia-other [member]
Disclosure of geographical areas [line items]
Non-current assets	1,698,956	1,662,482
North America [member]
Disclosure of geographical areas [line items]
Non-current assets	1,857,787	526,654
Europe [Member]
Disclosure of geographical areas [line items]
Non-current assets	302,775	268,787
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	4,897,042	3,280,208
External customers [member]
Disclosure of geographical areas [line items]
Revenue	771,265	(70,648)	253,412
Reportable segments [member]
Disclosure of geographical areas [line items]
Revenue	125,013,953	127,080,006	141,108,702
Reportable segments [member] | External customers [member]
Disclosure of geographical areas [line items]
Revenue	72,688,143	77,127,197	84,750,204
Reportable segments [member] | External customers [member] | Domestic [member]
Disclosure of geographical areas [line items]
Revenue	45,960,140	50,658,510	54,519,647
Reportable segments [member] | External customers [member] | Japan [member]
Disclosure of geographical areas [line items]
Revenue	2,814,631	2,691,788	2,651,584
Reportable segments [member] | External customers [member] | China [member]
Disclosure of geographical areas [line items]
Revenue	5,737,686	6,152,191	7,430,619
Reportable segments [member] | External customers [member] | Indonesia [Member]
Disclosure of geographical areas [line items]
Revenue	3,156,962	3,422,647	3,282,888
Reportable segments [member] | External customers [member] | Asia-other [member]
Disclosure of geographical areas [line items]
Revenue	7,382,157	7,287,382	9,331,724
Reportable segments [member] | External customers [member] | North America [member]
Disclosure of geographical areas [line items]
Revenue	2,504,563	2,095,705	2,413,054
Reportable segments [member] | External customers [member] | Europe [Member]
Disclosure of geographical areas [line items]
Revenue	2,743,528	2,468,508	2,811,444
Reportable segments [member] | External customers [member] | Other countries [member]
Disclosure of geographical areas [line items]
Revenue	₩ 2,388,476	₩ 2,350,466	₩ 2,309,244